UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                         April 2, 2006 to May 1, 2006


Commission File Number of issuing entity:   333-127352-35


                   Newcastle Mortgage Securities Trust 2006-1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-127352


                        Financial Asset Securities Corp.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                           Newcastle Investment Corp.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 ---------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                             43-2104446, 43-2104448
                                 ---------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
   A1             [   ]           [   ]           [ x ]
   A2             [   ]           [   ]           [ x ]
   A3             [   ]           [   ]           [ x ]
   A4             [   ]           [   ]           [ x ]
   M1             [   ]           [   ]           [ x ]
   M2             [   ]           [   ]           [ x ]
   M3             [   ]           [   ]           [ x ]
   M4             [   ]           [   ]           [ x ]
   M5             [   ]           [   ]           [ x ]
   M6             [   ]           [   ]           [ x ]
   M7             [   ]           [   ]           [ x ]
   M8             [   ]           [   ]           [ x ]
   M9             [   ]           [   ]           [ x ]
   M10            [   ]           [   ]           [ x ]
   M11            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On May 25, 2006 a distribution was made to holders of Newcastle Mortgage Securities Trust 2006-1, Asset-Backed Notes, Series 2006-1.

         The distribution report is attached as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on May 25, 2006 is filed as
         Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                Newcastle Mortgage Securities Trust 2006-1
                                (Issuing Entity)

                          By:   Centex Home Equity Company, LLC
                                (Servicer)

                                /s/ Jerry Berrens
                                ------------------------
                                Jerry Berrens

                          Date: June 2, 2006

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to holders of Newcastle Mortgage Securities Trust 2006-1, Asset-Backed Notes, Series 2006-1, relating to the May 25, 2006 distribution.


                                     EX-99.1

                   Newcastle Mortgage Securities Trust 2006-1
                                 May 25, 2006

                                Table of Contents
                                                                        Page
Distribution Report                                                       2
Factor Report                                                             2
Delinquency Group Total Report                                            7
Foreclosure Group Report                                                  7
Bankruptcy Group Report                                                   7
REO Property Scheduled Balance                                            7




 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                Lauren M Grunley
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                           4 New York Plaza, Floor: 6
                          New York, New York 10004-2413
                    Tel: (212) 623-4484 / Fax: (212) 623-5931


-----------------------------------------------------------------------------------------------------------------------------------
                                                         DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
              ORIGINAL          BEGINNING                                                                                ENDING
              FACE              PRINCIPAL                                                       REALIZED   DEFERRED      PRINCIPAL
CLASS         VALUE             BALANCE          PRINCIPAL         INTEREST         TOTAL       LOSSES     INTEREST      BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1       687,997,000.00     664,166,427.76    34,405,897.14    2,783,621.12     37,189,518.26     0.00       0.00    629,760,530.62
A2       113,911,000.00     113,911,000.00             0.00      482,164.38        482,164.38     0.00       0.00    113,911,000.00
A3       261,774,000.00     261,774,000.00             0.00    1,121,130.05      1,121,130.05     0.00       0.00    261,774,000.00
A4       116,279,000.00     116,279,000.00             0.00      507,691.56        507,691.56     0.00       0.00    116,279,000.00
M1        51,074,000.00      51,074,000.00             0.00      225,976.06        225,976.06     0.00       0.00     51,074,000.00
M2        47,319,000.00      47,319,000.00             0.00      210,150.78        210,150.78     0.00       0.00     47,319,000.00
M3        29,293,000.00      29,293,000.00             0.00      130,582.82        130,582.82     0.00       0.00     29,293,000.00
M4        24,035,000.00      24,035,000.00             0.00      108,345.37        108,345.37     0.00       0.00     24,035,000.00
M5        23,284,000.00      23,284,000.00             0.00      105,542.10        105,542.10     0.00       0.00     23,284,000.00
M6        21,782,000.00      21,782,000.00             0.00      100,367.46        100,367.46     0.00       0.00     21,782,000.00
M7        21,031,000.00      21,031,000.00             0.00      107,071.98        107,071.98     0.00       0.00     21,031,000.00
M8        18,026,000.00      18,026,000.00             0.00       94,026.32         94,026.32     0.00       0.00     18,026,000.00
M9        15,022,000.00      15,022,000.00             0.00       89,623.51         89,623.51     0.00       0.00     15,022,000.00
M10       15,022,000.00      15,022,000.00             0.00       93,379.01         93,379.01     0.00       0.00     15,022,000.00
M11        7,511,000.00       7,511,000.00             0.00       46,689.50         46,689.50     0.00       0.00      7,511,000.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS 1,453,360,000.00   1,429,529,427.76    34,405,897.14    6,206,362.02     40,612,259.16     0.00       0.00  1,395,123,530.62
-----------------------------------------------------------------------------------------------------------------------------------
C                  0.00               0.00             0.00      341,733.18        341,733.18     0.00       0.00              0.00
XS                 0.00               0.00             0.00    2,464,882.23      2,464,882.23     0.00       0.00              0.00
R                  0.00               0.00             0.00            0.00              0.00     0.00       0.00              0.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                             FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        CURRENT
                               BEGINNING                                                             ENDING             PASS-THRU
CLASS           CUSIP          PRINCIPAL           PRINCIPAL        INTEREST        TOTAL            PRINCIPAL          RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1            65106AAJ2       965.36238931      50.00878949       4.04597857     54.05476806       915.35359983        5.029380%
A2            65106AAK9     1,000.00000000       0.00000000       4.23281667      4.23281667     1,000.00000000        5.079380%
A3            65106AAL7     1,000.00000000       0.00000000       4.28281667      4.28281667     1,000.00000000        5.139380%
A4            65106AAM5     1,000.00000000       0.00000000       4.36615004      4.36615004     1,000.00000000        5.239380%
M1            65106AAN3     1,000.00000000       0.00000000       4.42448330      4.42448330     1,000.00000000        5.309380%
M2            65106AAP8     1,000.00000000       0.00000000       4.44115007      4.44115007     1,000.00000000        5.329380%
M3            65106AAQ6     1,000.00000000       0.00000000       4.45781654      4.45781654     1,000.00000000        5.349380%
M4            65106AAR4     1,000.00000000       0.00000000       4.50781652      4.50781652     1,000.00000000        5.409380%
M5            65106AAS2     1,000.00000000       0.00000000       4.53281653      4.53281653     1,000.00000000        5.439380%
M6            65106AAT0     1,000.00000000       0.00000000       4.60781655      4.60781655     1,000.00000000        5.529380%
M7            65106AAU7     1,000.00000000       0.00000000       5.09115021      5.09115021     1,000.00000000        6.109380%
M8            65106AAV5     1,000.00000000       0.00000000       5.21615001      5.21615001     1,000.00000000        6.259380%
M9            65106AAW3     1,000.00000000       0.00000000       5.96615031      5.96615031     1,000.00000000        7.159380%
M10           65106AAX1     1,000.00000000       0.00000000       6.21615031      6.21615031     1,000.00000000        7.459380%
M11           65106AAY9     1,000.00000000       0.00000000       6.21614965      6.21614965     1,000.00000000        7.459380%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                        983.60311813      23.67334806       4.27035423     27.94370229       959.92977006
-----------------------------------------------------------------------------------------------------------------------------------


Sec. 7.05(a)(ix)                Funds Allocable to Certificate Principal

                                        Scheduled Principal                                                             964,701.45
                                        Curtailments                                                                     92,598.22
                                        Prepayments                                                                  33,348,597.47
                                        Repurchases                                                                   5,658,042.05
                                        Liquidation Proceeds                                                                  0.00

Sec. 7.05 (a)(xii)              Interest Distribution Amounts

                                        Interest Distribution - A-1                                                   2,783,621.12
                                        Unpaid Interest - A-1                                                                 0.00
                                        Remaining Unpaid Interest - A-1                                                       0.00

                                        Interest Distribution - A-2                                                     482,164.38
                                        Unpaid Interest - A-2                                                                 0.00
                                        Remaining Unpaid Interest - A-2                                                       0.00

                                        Interest Distribution - A-3                                                   1,121,130.05
                                        Unpaid Interest - A-3                                                                 0.00
                                        Remaining Unpaid Interest - A-3                                                       0.00

                                        Interest Distribution - A-4                                                     507,691.56
                                        Unpaid Interest - A-4                                                                 0.00
                                        Remaining Unpaid Interest - A-4                                                       0.00

                                        Interest Distribution - M-1                                                     225,976.06
                                        Unpaid Interest - M-1                                                                 0.00
                                        Remaining Unpaid Interest - M-1                                                       0.00

                                        Interest Distribution - M-2                                                     210,150.78
                                        Unpaid Interest - M-2                                                                 0.00
                                        Remaining Unpaid Interest - M-2                                                       0.00

                                        Interest Distribution - M-3                                                     130,582.82
                                        Unpaid Interest - M-3                                                                 0.00
                                        Remaining Unpaid Interest - M-3                                                       0.00

                                        Interest Distribution - M-4                                                     108,345.37
                                        Unpaid Interest - M-4                                                                 0.00
                                        Remaining Unpaid Interest - M-4                                                       0.00

                                        Interest Distribution - M-5                                                     105,542.10
                                        Unpaid Interest - M-5                                                                 0.00
                                        Remaining Unpaid Interest - M-5                                                       0.00

                                        Interest Distribution - M-6                                                     100,367.46
                                        Unpaid Interest - M-6                                                                 0.00
                                        Remaining Unpaid Interest - M-6                                                       0.00

                                        Interest Distribution - M-7                                                     107,071.98
                                        Unpaid Interest - M-7                                                                 0.00
                                        Remaining Unpaid Interest - M-7                                                       0.00

                                        Interest Distribution - M-8                                                      94,026.32
                                        Unpaid Interest - M-8                                                                 0.00
                                        Remaining Unpaid Interest - M-8                                                       0.00

                                        Interest Distribution - M-9                                                      89,623.51
                                        Unpaid Interest - M-9                                                                 0.00
                                        Remaining Unpaid Interest - M-9                                                       0.00

                                        Interest Distribution - M-10                                                     93,379.01
                                        Unpaid Interest - M-10                                                                0.00
                                        Remaining Unpaid Interest - M-10                                                      0.00

                                        Interest Distribution - M-11                                                     46,689.50
                                        Unpaid Interest - M-11                                                                0.00
                                        Remaining Unpaid Interest - M-11                                                      0.00


Sec. 7.05(a)(vii)               Pool Principal Balances

                                        Beginning Pool Balance                                                    1,478,350,300.97
                                        Ending Pool Balance                                                       1,443,944,403.84
                                        Beginning Loan Count                                                             11,094.00
                                        Ending Loan Count                                                                10,843.00
                                        Weighted Average Mortgage Rate                                                       7.55%
                                        Weighted Average Remaining Term                                                        343

Sec. 7.05(a)(iii)               Fees

                                        Trustee Fee                                                                       6,159.79
                                        Servicing Fee                                                                   615,979.29

Sec. 7.05(a)(iv)                Delinquency Advances

                                        Group I Delinquency Advances Included in Current Distribution                         0.00
                                        Group I Recouped Advances Included in Current Distribution                            0.00
                                        Group I Recouped Advances From Liquidations                                           0.00
                                        Group I Aggregate Amount of Advances Outstanding                                      0.00


Section 7.05(a)(vii)            Delinquencies

                                Delinquency Group Total Report
                                Group Totals
                                Period            Number        Principal Balance      Percentage
                                30-59 days         154             14,165,337.29          0.98%
                                60-89 days          18              1,546,123.90          0.11%
                                90+days              0                      0.00          0.00%
                                Total              172             15,711,461.19          1.09%


Sec. 7.05(a)(vii)               Loans in Foreclosure

                                Foreclosure Group Report
                                Group Number       Number of Loans      Principal Balance      Percentage
                                      1                   0                   0.00                0.00%


Sec. 7.05(a)(vii)               Bankruptcies

                                Bankruptcy Group Report
                                Group Number       Number of Loans      Principal Balance      Percentage
                                      1                   2                 90,479.53             0.01%
                                Total                     2                 90,479.53             0.01%


Sec. 7.05(a)(vii),(xiii)        REO Properties

                                REO Property Scheduled Balance
                                Group Number       Loan Number          REO Date       Schedule Principal Balance
                                                                                                   0.00
                                Total                                                              0.00


Sec. 7.05 (a)(x)                Realized Losses/Recoveries

                                Current Period Realized Losses                                                                0.00
                                Cumulative Realized Losses                                                                    0.00
                                Current Period Recoveries                                                                     0.00
                                Cumulative Recoveries                                                                         0.00

Sec. 7.05(a)(xiii)              Net Prepayment Interest Shortfalls                                                            0.00

Sec. 7.05(a)(xiv)               Relief Act Reductions                                                                         0.00

Sec. 7.05 (a)(xv)               Overcollateralization Amounts
                                        Overcollateralization Amount                                                 48,820,873.22
                                        Overcollateralization Target Amount                                          48,820,873.21
                                        Overcollateralization Release Amount                                                  0.00
                                        Overcollateralization Deficiency Amount                                               0.00

                                        Net Monthly Excess Cashflow                                                   2,494,307.46
                                        Senior Credit Enhancement Percentage                                                22.32%

Sec. 7.05 (a)(xvi)              Succeeding Pass-Through Rates
                                        Next Pass-Through Rate - A-1                                                       5.1513%
                                        Next Pass-Through Rate - A-2                                                       5.2013%
                                        Next Pass-Through Rate - A-3                                                       5.2613%
                                        Next Pass-Through Rate - A-4                                                       5.3613%
                                        Next Pass-Through Rate - M-1                                                       5.4313%
                                        Next Pass-Through Rate - M-2                                                       5.4513%
                                        Next Pass-Through Rate - M-3                                                       5.4713%
                                        Next Pass-Through Rate - M-4                                                       5.5313%
                                        Next Pass-Through Rate - M-5                                                       5.5613%
                                        Next Pass-Through Rate - M-6                                                       5.6513%
                                        Next Pass-Through Rate - M-7                                                       6.2313%
                                        Next Pass-Through Rate - M-8                                                       6.3813%
                                        Next Pass-Through Rate - M-9                                                       7.2813%
                                        Next Pass-Through Rate - M-10                                                      7.5813%
                                        Next Pass-Through Rate - M-11                                                      7.5813%

Sec. 7.05(a)(xvii)              Basis Risk Shortfall
                                        Class A-1 Basis Risk Shortfall Amount Due                                             0.00
                                        Class A-1 Basis Risk Shortfall Amount Paid                                            0.00
                                        Class A-1 Basis Risk Shortfall Remaining Amount Due                                   0.00
                                        Class A-2 Basis Risk Shortfall Amount Due                                             0.00
                                        Class A-2 Basis Risk Shortfall Amount Paid                                            0.00
                                        Class A-2 Basis Risk Shortfall Remaining Amount Due                                   0.00
                                        Class A-3 Basis Risk Shortfall Amount Due                                             0.00
                                        Class A-3 Basis Risk Shortfall Amount Paid                                            0.00
                                        Class A-3 Basis Risk Shortfall Remaining Amount Due                                   0.00
                                        Class A-4 Basis Risk Shortfall Amount Due                                             0.00
                                        Class A-4 Basis Risk Shortfall Amount Paid                                            0.00
                                        Class A-4 Basis Risk Shortfall Remaining Amount Due                                   0.00
                                        Class M-1 Basis Risk Shortfall Amount Due                                             0.00
                                        Class M-1 Basis Risk Shortfall Amount Paid                                            0.00
                                        Class M-1 Basis Risk Shortfall Remaining Amount Due                                   0.00
                                        Class M-2 Basis Risk Shortfall Amount Due                                             0.00
                                        Class M-2 Basis Risk Shortfall Amount Paid                                            0.00
                                        Class M-2 Basis Risk Shortfall Remaining Amount Due                                   0.00
                                        Class M-3 Basis Risk Shortfall Amount Due                                             0.00
                                        Class M-3 Basis Risk Shortfall Amount Paid                                            0.00
                                        Class M-3 Basis Risk Shortfall Remaining Amount Due                                   0.00
                                        Class M-4 Basis Risk Shortfall Amount Due                                             0.00
                                        Class M-4 Basis Risk Shortfall Amount Paid                                            0.00
                                        Class M-4 Basis Risk Shortfall Remaining Amount Due                                   0.00
                                        Class M-5 Basis Risk Shortfall Amount Due                                             0.00
                                        Class M-5 Basis Risk Shortfall Amount Paid                                            0.00
                                        Class M-5 Basis Risk Shortfall Remaining Amount Due                                   0.00
                                        Class M-6 Basis Risk Shortfall Amount Due                                             0.00
                                        Class M-6 Basis Risk Shortfall Amount Paid                                            0.00
                                        Class M-6 Basis Risk Shortfall Remaining Amount Due                                   0.00
                                        Class M-7 Basis Risk Shortfall Amount Due                                             0.00
                                        Class M-7 Basis Risk Shortfall Amount Paid                                            0.00
                                        Class M-7 Basis Risk Shortfall Remaining Amount Due                                   0.00
                                        Class M-8 Basis Risk Shortfall Amount Due                                             0.00
                                        Class M-8 Basis Risk Shortfall Amount Paid                                            0.00
                                        Class M-8 Basis Risk Shortfall Remaining Amount Due                                   0.00
                                        Class M-9 Basis Risk Shortfall Amount Due                                         1,213.17
                                        Class M-9 Basis Risk Shortfall Amount Paid                                        1,213.17
                                        Class M-9 Basis Risk Shortfall Remaining Amount Due                                   0.00
                                        Class M-10 Basis Risk Shortfall Amount Due                                        4,968.67
                                        Class M-10 Basis Risk Shortfall Amount Paid                                       4,968.67
                                        Class M-10 Basis Risk Shortfall Remaining Amount Due                                  0.00
                                        Class M-11 Basis Risk Shortfall Amount Due                                        2,484.33
                                        Class M-11 Basis Risk Shortfall Amount Paid                                       2,484.33
                                        Class M-11 Basis Risk Shortfall Remaining Amount Due                                  0.00

Sec. 7.05 (a)(xviii)            Has the Stepdown Date occurred?                                                                 NO
                                Has a Trigger Event Occurred and is continuing?                                                 NO
Sec. 7.05 (a)(xix)              Delinquency Percentage                                                                       0.00%
                                Realized Loss Percentage                                                                     0.00%

Sec. 7.05 (a)(xx)               Amount of Prepayment Charges collected or (paid) by the Servicer                        341,733.18

Sec. 7.05 (a)(xxii)             Net Swap Deposit Amount                                                                  29,425.23
Sec. 7.05 (a)(xxii)             Net Swap Withdrawal Amount                                                                    0.00
                                Amount of Swap Termination Payments                                                           0.00

Sec. 7.05(a)(xxiii)             Dates

                                        Record Date                                                                       05/24/06
                                        Interest Accrual Period(beg)                                                      05/25/06
                                        Interest Accrual Period(end)                                                      05/24/06
                                        Interest Determination Date                                                       05/15/06


Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.